Note 18 Changes in other intangible assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets [Line Items]
Other intangible assets		€ 1,435	€ 2,010
Other intangible assets		1,379	1,435	€ 2,010
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets		1,202	1,598	1,605
Additions other than through business combinations, intangible assets other than goodwill		470	452	525
Amortisation, intangible assets other than goodwill		(446)	(448)	(447)
Amortization transfer to discontinued operations	[1]	0	(77)	(106)
Increase (decrease) through net exchange differences, intangible assets and goodwill		29	(38)	32
Impairment		(15)	(6)	(11)
Decreases by companies held for sale other intangible assets	[1]	0	(279)	0
Other intangible assets		1,239	1,202	1,598
Other intangible assets [member]
Other intangible assets [Line Items]
Other intangible assets		233	412	529
Additions other than through business combinations, intangible assets other than goodwill		0	8	8
Amortisation, intangible assets other than goodwill		(48)	(59)	(63)
Amortization transfer to discontinued operations	[1]	0	(3)	(4)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(45)	(91)	(58)
Impairment		0	0	(1)
Decreases by companies held for sale other intangible assets	[1]	0	(34)	0
Other intangible assets		140	233	412
Total of intangible assets [Member]
Other intangible assets [Line Items]
Other intangible assets		1,435	2,010	2,134
Additions other than through business combinations, intangible assets other than goodwill		470	460	533
Amortisation, intangible assets other than goodwill		(494)	(507)	(510)
Amortization transfer to discontinued operations	[1]	0	(80)	(110)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(16)	(129)	(25)
Impairment		(15)	(6)	(12)
Decreases by companies held for sale other intangible assets	[1]	0	(313)	0
Other intangible assets		€ 1,379	€ 1,435	€ 2,010

[1]	(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).